Loss per share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted EPS
The components of the numerator for the calculation of basic and diluted LPS were as follows:

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Net loss attributable to shareholder	(605)	(1,745)
Effect of dilution	—	—
Diluted net loss available to shareholders	(605)	(1,745)

The components of the denominator for the calculation of basic and diluted LPS were as follows:

(In millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Basic loss per share:
Weighted average number of common shares outstanding	100	100
Diluted loss per share:
Effect of dilution	—	—
Weighted average number of common shares outstanding adjusted for the effects of dilution	100	100

The basic and diluted loss per share were as follows:

(In $)	Six months ended June 30, 2021	Six months ended June 30, 2020
Basic loss per share	(6.03)	(17.40)
Diluted loss per share	(6.03)	(17.40)